Carrying Amounts of Property and Equipment Pledged to Secure Banking Borrowings (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 44,069	¥ 302,999
Property
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	20,419	140,393	¥ 143,893
Computer and network equipment
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	21,258	146,159	200,954
Office equipment
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 6	¥ 44	¥ 85